Other Payables and Accruals	12 Months Ended
Dec. 31, 2023
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS
19.	OTHER PAYABLES AND ACCRUALS

	2023	2022
	US$	US$
Non-current
Liabilities incurred for long-term employee benefits (note (a))	-	208,698

Current
Other payables (note (b))	5,089,409	2,107,490
Accruals	2,979,578	4,143,841
Contract liabilities (note (c))	1,312,735	301,986

	9,381,722	6,553,317

Note:

(a)	The terms of all outstanding awards granted under the Group’s Value Creation Plan were modified in 2023 such that they will be settled by a fixed number of the Company’s ordinary shares and as a result, the outstanding awards have been reclassified to equity during the year.

(b)	Other payables are non-interest-bearing and are normally settled on 30 to 120-day terms.

(c)	Details of contract liabilities are as follows:

	December 31,	December 31,	January 1,
	2023	2022	2022
	US$	US$	US$
Contract liabilities arising from:
Internet leads generation and marketing service income	1,256,307	225,632	425,897
Marketing and events income	56,428	76,354	142,457

	1,312,735	301,986	568,354

Contract liabilities include short-term advances received under the contractual arrangements with customers. The decrease in contract liabilities in 2022 was mainly due to the decrease in prepayments received from customers in relation to the provision of internet leads generation and marketing services at the end of the year. The increase in contract liabilities in 2023 was mainly due to the increase in prepayments received from customers in relation to the provision of internet leads generation and marketing services at the end of the year.